Additional Information - Condensed Financial Statements (Condensed Balance Sheet) (Parenthetical) (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011	Apr. 07, 2009	Mar. 16, 2009	Dec. 31, 2008
Common Class A [Member]
Condensed Financial Statements, Captions [Line Items]
Ordinary shares, par value	$ 0.01
Ordinary shares, authorized	200,000,000			200,000,000	100,000,000
Ordinary shares, issued	21,494,000	20,733,000
Ordinary shares, outstanding	21,494,000	20,733,000	17,250,000
Common Class B [Member]
Condensed Financial Statements, Captions [Line Items]
Ordinary shares, par value	$ 0.01
Ordinary shares, authorized	97,740,000			97,740,000	9,774,000
Ordinary shares, issued	84,290,000	84,290,000
Ordinary shares, outstanding	84,290,000	84,290,000
Changyou.com Limited [Member] | Common Class A [Member]
Condensed Financial Statements, Captions [Line Items]
Ordinary shares, par value	$ 0.01
Ordinary shares, authorized	200,000,000
Ordinary shares, issued	21,494,000	20,733,000
Ordinary shares, outstanding	21,494,000	20,733,000
Changyou.com Limited [Member] | Common Class B [Member]
Condensed Financial Statements, Captions [Line Items]
Ordinary shares, par value	$ 0.01
Ordinary shares, authorized	97,740,000
Ordinary shares, issued	84,290,000	84,290,000
Ordinary shares, outstanding	84,290,000	84,290,000